Other receivables and assets (Advances and repayment received) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Huangtai #8 Power Plant [member]
Details of other receivables and assets [line items]
Total advance	¥ 240
Huaneng Jinan Huangtai Power Limited Company
Details of other receivables and assets [line items]
Total repayments received		¥ 10
Huangtai #8 Power Plant [member]
Details of other receivables and assets [line items]
Advances due from related parties with indefinite repayment terms	¥ 462	¥ 222